Note 10 - Commitments and Contingencies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Payments to Acquire Property, Plant, and Equipment, Total	$ 29,045,685	$ 9,635,504	$ 24,243,012
One Kamsarmax Drybulk Carrier [Member]
Payments to Acquire Property, Plant, and Equipment, Total	$ 11,400,000
Areti Shipping Ltd. vs Windrose [Member]
Litigation Case, Balance Hire Failed to Be Paid by a Charterer		52,019
Litigation Case, Amounts Due to a Supplier, Failed to Be Paid by a Charterer		115,000
Litigation Case, Amounts Due to a Supplier, Failed to Be Paid by a Charterer, Amount Originally Demanded By Supplier		179,281
Loss Contingency, Damages Sought, Value		215,000
Loss Contingency, May be Fully Recoverable, Amount		$ 167,019